Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets [abstract]
Property, plant and equipment	$ 11,738	$ 12,263
Right-of-use assets	1,606	1,676
Goodwill	29,766	29,999
Intangible assets other than goodwill	34,818	36,809
Investments in associated companies	9,127	9,632
Deferred tax assets	8,053	8,214
Financial assets	2,887	2,901
Other non-current assets	2,212	892
Total non-current assets	100,207	102,386
Current assets [abstract]
Inventories	7,111	7,131
Current trade receivables	8,400	8,217
Income tax receivable	254	239
Marketable securities, commodities, time deposits and derivative financial instruments	239	1,905
Cash and cash equivalents	5,117	9,658
Other current assets	2,687	2,523
Total current assets	23,808	29,673
Total assets	124,015	132,059
Equity [abstract]
Share capital	913	913
Treasury shares	(65)	(53)
Reserves	53,194	55,738
Equity attributable to Novartis AG shareholders	54,042	56,598
Non-controlling interests	86	68
Total equity	54,128	56,666
Non-current liabilities [abstract]
Financial debts	24,828	26,259
Lease liabilities	1,663	1,719
Deferred tax liabilities	7,472	7,422
Provisions and other non-current liabilities	6,291	6,934
Total non-current liabilities	40,254	42,334
Current liabilities [abstract]
Trade payables	4,811	5,403
Financial debts and derivative financial instruments	9,075	9,785
Lease liabilities	279	286
Current income tax liabilities	2,371	2,458
Provisions and other current liabilities	13,097	15,127
Total current liabilities	29,633	33,059
Total liabilities	69,887	75,393
Total equity and liabilities	$ 124,015	$ 132,059